RIGHT OF USE ASSETS (Details Narrative)	9 Months Ended
Sep. 30, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Additions to right-of-use assets	$ 734,903
Land [member]
IfrsStatementLineItems [Line Items]
Additions to right-of-use assets	$ 412,549
[custom:LeaseExpirationDate]	December 31, 2024
Buildings [member]
IfrsStatementLineItems [Line Items]
Additions to right-of-use assets	$ 322,354
[custom:LeaseExpirationDate]	September 30, 2028
Lease one facilities [member]
IfrsStatementLineItems [Line Items]
[custom:LeaseExpirationDate]	December 31, 2023
Lease two facilities [member]
IfrsStatementLineItems [Line Items]
[custom:LeaseExpirationDate]	December 31, 2024
Lease three facilities [member]
IfrsStatementLineItems [Line Items]
[custom:LeaseExpirationDate]	May 31, 2026
Lease four facilities [member]
IfrsStatementLineItems [Line Items]
[custom:LeaseExpirationDate]	January 31, 2027
Lease five facilities [member]
IfrsStatementLineItems [Line Items]
[custom:LeaseExpirationDate]	September 30,